Loans receivable (Details 3) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans Receivable Details 3Abstract
Allowance for loan losses, Beginning	$ 7,434	$ 7,311
January 1, 2018 IFRS 9 adjustment	5,135
Provision for loan losses	18,406	13,343
Charge offs	(15,566)	(13,220)
Allowance for loan losses, Ending	$ 15,409	$ 7,434